Leases - Lessor Future Minimum Payments Receivable (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating leases
2022	$ 803
2023	384
2024	0
2025	0
2026	0
Thereafter	0
Total minimum lease payments	1,187
Sales-type leases
2022	395
2023	469
2024	548
2025	828
2026	828
Thereafter	3,061
Total minimum lease payments	$ 6,129